Commitments and Contingencies - Additional Information - ALP (Detail) $ in Thousands	1 Months Ended		9 Months Ended
	Sep. 30, 2016 USD ($)	Mar. 31, 2014 USD ($) Vessel	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)
Loss Contingencies [Line Items]
Payments to Acquire Property, Plant, and Equipment			$ 238,349	$ 563,260
ALP Maritime Services B.V. [Member]
Loss Contingencies [Line Items]
Percentage of noncontrolling interest acquired		100.00%
Expected cost of new buildings		$ 220,000
Prepaid Expense	$ 170,200		170,200
Payments due in the remainder of 2015	600		600
Payments due in the year 2016	48,900		48,900
ALP Maritime Services B.V. [Member] | Newbuildings [Member]
Loss Contingencies [Line Items]
Number of vessels | Vessel		4
Payments to Acquire Property, Plant, and Equipment	17,100
Secured long-term debt financing	185,000		185,000
Debt Instrument, Unused Borrowing Capacity, Amount	68,300		$ 68,300
Reimbursements [Member] | ALP Maritime Services B.V. [Member] | Newbuildings [Member]
Loss Contingencies [Line Items]
Payments to Acquire Property, Plant, and Equipment	$ 7,000